Earnings Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average number of shares	4,558,463	4,448,624	4,520,745	4,448,624	4,469,863	9,973,587
Net income (loss)	$ (165,350)	$ (63,060)	$ (268,362)	$ (125,143)	$ (353,923)	$ 120,648
Net income (loss) per share	$ (0.0365)	$ (0.014)	$ (0.0634)	$ (0.028)	$ (0.08)	$ 0.01